GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

7. GOODWILL AND INTANGIBLE ASSETS

The Group’s goodwill and intangible assets consist of the following:

		As of December 31,
	Useful life	2018	2019
		RMB	RMB
Goodwill		—	347,455

Intangible assets subject to amortization
—Trademark and internet domain name	9 years	2,175	80,365
—Mobile application	3 years	—	23,000
—Non‑compete	2 years	—	10,000
—Customer relationships	2 years	—	84,000
Total Intangible Assets		2,175	197,365
Less: accumulated amortization		(122)	(44,519)
Total Intangible Assets, net		2,053	152,846

The amortization expenses incurred for the years ended December 31, 2017, 2018 and 2019 were nil,  RMB122 and RMB44,397 respectively.

The estimated amortization expense for intangible assets for the the years ending December 31, 2020, 2021, 2022, 2023 and 2024 are RMB58,873,  RMB36,456,  RMB10,790 and RMB8,873, and RMB8,873 respectively.